NET INCOME PER ORDINARY SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares [Member] | Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net income per ordinary share	0	12,500	30,000